Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS
5.	REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present our revenues disaggregated by the type of the services:

	Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Leased and operated revenues	700,022,649	787,814,342	596,640,639	81,739,432
Hotel	338,506,220	490,924,060	437,521,898	59,940,254
Restaurant	361,516,429	296,890,282	159,118,741	21,799,178
Franchise and managed revenues	588,463,368	705,244,948	635,360,312	87,044,006
Hotel	582,441,077	696,321,236	625,072,856	85,634,630
Restaurant	6,022,291	8,923,712	10,287,456	1,409,376
Wholesales and others	180,588,258	134,198,399	111,439,245	15,267,114
Total	1,469,074,275	1,627,257,689	1,343,440,196	184,050,552

Substantially all revenues are generated in the PRC.

Contract Balances

The Group’s payments from customers are based on the billing terms established in contracts. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is classified as a contract asset. Our contract assets are insignificant as of December 31, 2023 and 2024.

Payments received in advance of performance under the contract are classified as current or non-current contract liabilities on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract.

	Years Ended December 31,
	2023	2024	2024
	RMB	RMB	USD
Advance from customers	22,393,097	25,684,437	3,518,753
Deferred revenue-current	186,281,838	175,046,178	23,981,228
Deferred revenue-non-current	207,905,769	176,353,919	24,160,388
Total contract liabilities	416,580,704	377,084,534	51,660,369

The deferred revenue balances above, as of December 31, 2023 and 2024 were comprised of the following:

	Years Ended December 31,
	2023	2024	2024
	RMB	RMB	USD
Initial fees received from franchisees owners	169,240,060	145,314,471	19,908,001
Cash received for membership fees and not recognized as revenue	126,864,736	103,514,777	14,181,466
Cash received for prepaid card and sublease	40,828,943	39,922,504	5,469,361
Deferred revenue related to the membership program	57,253,868	62,648,345	8,582,788
Total deferred revenue	394,187,607	351,400,097	48,141,616

The Group recognized revenues that were previously deferred as contract liabilities of RMB157,377,305 and RMB137,930,826 (USD18,996,446) during the years ended December 31, 2023 and 2024, respectively.

Revenue Allocated to Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2024, the Group had RMB145,314,471 (USD19,908,001) of deferred revenues related to initial fees received from franchisees owners are expected to be recognized as revenues over the remaining contract periods over one to 22 years. The Group had RMB103,514,777 (USD14,181,466) of deferred revenues related to membership fees that are expected to be recognized as revenues over the remaining membership life, which is estimated to be one to five years. The Group had RMB62,648,345 (USD8,582,788) of deferred revenues related to unsatisfied performance obligations under Greentree Reward membership program that will be recognized as revenues when the points are redeemed, which is estimated to occur over the next two years. The Group also had RMB39,922,504 (USD5,469,361) related to cash received for prepaid card and sublease, which are expected to be recognized as revenues in future periods over the terms of the related contracts within two years.

The Group did not estimate revenues expected to be recognized related to the Group’s unsatisfied performance for the following:

●	Revenues related to on-going management and franchise service fees, as they are considered sales-based royalty fees.

●	Revenues related to central reservation system usage fees, IT system maintenance fees, and reimbursement for hotel manager fee, as the related revenues from the satisfaction of these performance obligations is recognized when the Group is entitled to invoice the amount.